UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

This Form N-CSR filing pertains to the following series of the Registrant: MFS Global New Discover Fund, MFS Mid Cap Growth Fund and MFS U.S. Government Money Market Fund. MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund and MFS Blended Research International Equity Fund did not commence investment operations during the period and information about these series of the Registrant are not part of this Form N-CSR. Effective July 23, 2014, MFS Government Money Market Fund was terminated as a series of the Registrant.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund and MFS Blended Research International Equity Fund and MFS Government Money Market Fund did not have shareholders as of the period end as described in the introductory note on the cover page of this Form N-CSR.

ANNUAL REPORT

August 31, 2015

MFS® GLOBAL NEW DISCOVERY FUND

GND-ANN

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	1.6%
Bunzl PLC	1.3%
Bakkafrost P/f	1.3%
SS&C Technologies Holdings, Inc.	1.2%
Sabre Corp.	1.2%
OBIC Business Consultants Co. Ltd.	1.2%
Dignity PLC	1.1%
Rightmove PLC	1.1%
NASDAQ OMX Group, Inc.	1.1%
Fuji Seal International, Inc.	1.1%

Equity sectors
Special Products & Services	16.0%
Health Care	14.7%
Technology	10.6%
Retailing	9.2%
Industrial Goods & Services	8.1%
Leisure	7.6%
Basic Materials	7.5%
Financial Services	7.0%
Consumer Staples	5.9%
Autos & Housing	4.0%
Transportation	3.1%
Utilities & Communications	1.6%
Energy	1.0%

Issuer country weightings (x)
United States	48.9%
United Kingdom	16.9%
Japan	12.1%
Germany	3.0%
Norway	2.3%
France	2.1%
Ireland	1.7%
Canada	1.5%
Spain	1.4%
Other Countries	10.1%

Currency exposure weightings (y)
United States Dollar	51.7%
British Pound Sterling	16.9%
Japanese Yen	12.1%
Euro	10.1%
Norwegian Krone	2.3%
Canadian Dollar	1.1%
Swedish Krona	0.7%
Mexican Peso	0.7%
Brazilian Real	0.7%
Other Currencies	3.7%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2015, Class A shares of the MFS Global New Discovery Fund (“fund”) provided a total return of –0.30%, at net asset value. This compares with a return of –4.39% for the fund’s benchmark, the MSCI All Country World Small Mid Cap Index.

Market Environment

A generally risk-friendly environment prevailed in the first half of the period and any market setbacks, triggered by global growth concerns, were short-lived as central banks responded and kept monetary policy accommodative. For example, the US tempered rate hike expectations while Japan, Europe and China provided fresh stimulus measures which ultimately supported risk assets. Early in the second half of the period, the European Central Bank cut policy interest rates and announced non-conventional easing measures, pushing yields on a significant portion of eurozone sovereign bonds deeper into negative territory, a notable highlight amid a mini-wave of global easing due to declining inflation and inflation expectations. However, the environment supporting risk began to break down in the latter phases of the period, with both US investment grade and high yield corporate spreads widening out and any individual company performance below expectations resulted in market selling.

A dominant trend for most of the period was the ongoing rise in US equities. Until early in the second half of the period, this was paired with a decline in US and global bond yields. The uptrend in US corporate margins and profits continued throughout the second half of 2014, but in the latter part of the period the margin results became more bifurcated with energy and materials suffering and the rest of the companies holding on to net margins in an ongoing slow revenue growth environment. A rising dollar and a sharp decline in commodity prices, particularly crude oil prices, negatively impacted credit markets, notably US high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility. In the second half of the period, global sovereign bond yields rose, shrugging off concerns over a Greek debt default. The rise tempered the equity advance, as odds of a 2015 US Federal Reserve rate hike increased. At the end of the period, the stronger US dollar slowed revenues in many US-based multinational companies. As the last month of the period began, risk shedding became a theme across emerging market countries and continued to weaken Chinese economic data as well as economic data of the commodity-driven countries. Risk shedding accelerated outflows and cross-border selling. By the end of the period, many of the world’s equity markets had entered into “correction” territory.

Contributors to Performance

Stock selection in the special products & services sector contributed to performance relative to the MSCI All Country World Small Mid Cap Index. Within this sector, overweight positions in child care and early education provider Bright Horizons Family Solutions, funeral services provider Dignity (United Kingdom) and residential and commercial property services company Rightmove (United Kingdom) supported relative performance. Shares of Bright Horizons Family Solutions appreciated steadily over the

4

Management Review – continued

period as steady enrollment in both mature and new centers helped deliver revenues that were above expectations. Effective cost management, particularly in closing underperforming locations, also aided bottom-line results.

Favorable security selection in the technology and leisure sectors also supported relative returns. Within the technology sector, overweight positions in business and IT solutions provider OBIC Business Consultants (Japan) and financial services software provider SS&C Technologies boosted relative results. Shares of OBIC Business Consultants climbed sharply in the second half of the reporting period after the stock outpaced the market on strong results. The bottom-line outperformance was attributable to greater-than-anticipated cost savings, gross margin improvements and a continued recovery in software orders. Management’s announcement of a dividend hike further supported results. Within the leisure sector, an overweight position in global cruise line operator Norwegian Cruise Line also aided relative performance.

Elsewhere, overweight positions in medical device manufacturers DexCom and Masimo boosted relative results. Shares of DexCom appreciated steadily over the reporting period. New patient growth led to outperformance in both the hardware and sensors segments as next generation products continued to gain traction along with a strong uptake in pediatrics. Additionally, overweight positions in salmon producer Bakkafrost P/f (Norway) and apparel retailer Burlington Stores also helped relative returns. Strong performance of Bakkafrost P/f was driven by solid results across all business segments. A dominant market position in Faroese salmon production as well as good sea water production were the main drivers supporting the results.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, contributed to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our funds to have different currency exposure than the benchmark.

Detractors from Performance

Stock selection in the transportation sector detracted from relative performance, led by holdings of integrated seaborne shipping and logistics company Navios Maritime Holdings (b)(h) (Greece) and shipping company Diana Shipping (b) (Greece). Shares of both companies dipped early in the period on the back of a sluggish demand environment that resulted from slowed growth in commodities.

Weak stock selection in the retailing sector also hampered relative returns. Here, an overweight position in Brazilian pharmaceutical products retailer Brasil Pharma (h) weighed on relative results. Shares slid at the beginning of the calendar year after the company reported disappointing results marked by negative same-store sales, weak earnings and growing debt levels.

Elsewhere, overweight positions in wheat-based foods producer M. Dias Branco S.A. Industria e Comercio de Alimentos (Brazil), offshore drilling contractor Atwood Oceanics (h), coal mining company Peabody Energy (h), independent natural gas and oil company Rice Energy (h), graphite electrodes producer Graftech International (h) and online foreign exchange trading provider FXCM (h) held back relative returns. M. Dias Branco S.A. Industria e Comercio de Alimentos detracted from results as weakened

5

Management Review – continued

economic conditions and higher inflation placed downward pricing pressure on the firm’s products. A decline in real income and a rise in unemployment, especially in the Northeast region of Brazil, led the underperformance as this region represents the majority of the company’s sales. Additionally, holdings of South American McDonald’s franchise operator Arcos Dorados Holdings (b) (Argentina) weighed on relative returns.

Respectfully,

Peter Fruzzetti	Paul Gordon	Michael Grossman
Portfolio Manager	Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

Note to Shareholders: Effective December 29, 2014, Paul Gordon replaced Thomas Wetherald as a Portfolio Manager of the Fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 8/31/15

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

7

Performance Summary – continued

Total Returns through 8/31/15

Average annual without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	12/16/11	(0.30)%	14.02%
B	12/16/11	(1.05)%	13.17%
C	12/16/11	(1.05)%	13.17%
I	12/16/11	(0.03)%	14.31%
R1	12/16/11	(1.05)%	13.17%
R2	12/16/11	(0.50)%	13.75%
R3	12/16/11	(0.30)%	14.02%
R4	12/16/11	(0.03)%	14.31%
R5	1/02/13	0.10%	9.67%
Comparative benchmark
MSCI All Country World Small Mid Cap Index (f)		(4.39)%	13.28%
Average annual with sales charge
A With initial Sales Charge (5.75%)		(6.03)%	12.22%
B With CDSC (Declining over six years from 4% to 0%) (v)		(4.83)%	12.59%
C With CDSC (1% for 12 months) (v)		(1.99)%	13.17%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country World Small Mid Cap Index – a free float weighted index that is designed to measure equity market performance of small and mid cap companies across global developed and emerging market countries.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

8

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

9

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
A	Actual	1.50%	$1,000.00	$1,006.78	$7.59
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
B	Actual	2.25%	$1,000.00	$1,002.78	$11.36
	Hypothetical (h)	2.25%	$1,000.00	$1,013.86	$11.42
C	Actual	2.24%	$1,000.00	$1,002.78	$11.31
	Hypothetical (h)	2.24%	$1,000.00	$1,013.91	$11.37
I	Actual	1.25%	$1,000.00	$1,008.07	$6.33
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R1	Actual	2.25%	$1,000.00	$1,002.78	$11.36
	Hypothetical (h)	2.25%	$1,000.00	$1,013.86	$11.42
R2	Actual	1.75%	$1,000.00	$1,005.47	$8.85
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
R3	Actual	1.50%	$1,000.00	$1,006.78	$7.59
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R4	Actual	1.25%	$1,000.00	$1,008.07	$6.33
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R5	Actual	1.15%	$1,000.00	$1,008.73	$5.82
	Hypothetical (h)	1.15%	$1,000.00	$1,019.41	$5.85

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

11

PORTFOLIO OF INVESTMENTS

8/31/15

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.7%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
MTU Aero Engines Holding AG	1,332	$119,398
Saab AB	4,043	103,343

		$222,741
Airlines - 0.8%
Stagecoach Group PLC	34,232	$190,628

Apparel Manufacturers - 0.9%
Arezzo Industria e Comercio S.A.	8,300	$50,075
Burberry Group PLC	4,564	98,204
Tumi Holdings, Inc. (a)	3,807	75,074

		$223,353
Automotive - 1.9%
Guangzhou Automobile Group Co. Ltd., “H”	64,000	$45,006
Koito Manufacturing Co. Ltd.	8,000	274,508
Thai Stanley Electric PLC	11,100	56,359
USS Co. Ltd.	5,200	92,389

		$468,262
Biotechnology - 1.0%
AMAG Pharmaceuticals, Inc. (a)	2,338	$146,219
MiMedx Group, Inc. (a)	10,884	105,684

		$251,903
Broadcasting - 1.8%
Live Nation, Inc. (a)	7,556	$186,029
Nippon BS Broadcasting Corp.	15,900	124,855
Proto Corp.	6,900	101,250
STV Group PLC	6,250	42,988

		$455,122
Brokerage & Asset Managers - 2.3%
Aberdeen Asset Management PLC	15,210	$73,692
LPL Financial Holdings, Inc.	3,577	143,867
NASDAQ OMX Group, Inc.	5,431	278,013
Rathbone Brothers PLC	2,457	82,003

		$577,575

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 12.1%
Amadeus IT Holding S.A.	4,901	$205,192
Amsterdam Commodities N.V.	3,397	81,900
Brenntag AG	990	55,080
Bright Horizons Family Solutions, Inc. (a)	6,800	415,616
Bunzl PLC	12,817	339,247
Cerved Information Solutions S.p.A.	20,162	166,292
CoStar Group, Inc. (a)	967	171,198
Diploma PLC	6,386	70,689
Elior Participations SCA	5,816	118,194
Exova Group PLC	29,152	77,837
Gartner, Inc. (a)	3,079	263,285
Global Payments, Inc.	2,086	232,360
Intertek Group PLC	1,991	77,296
MITIE Group PLC	28,214	128,141
Rightmove PLC	4,920	280,045
Sodexo	599	52,718
Univar, Inc. (a)	5,799	131,289
Zoopla Property Group PLC	47,112	189,790

		$3,056,169
Computer Software - 2.6%
Axway Software S.A.	2,595	$66,655
Linedata Services	2,073	67,228
OBIC Business Consultants Co. Ltd.	6,000	291,500
OBIC Co. Ltd.	5,000	223,120

		$648,503
Computer Software - Systems - 6.5%
Brother Industries, Ltd.	12,000	$164,012
Cvent, Inc. (a)	5,643	177,980
EMIS Group PLC	10,524	151,503
Fleetmatics Group PLC (a)	3,672	164,359
Linx S.A.	3,800	45,674
Model N, Inc. (a)	11,955	123,137
NCC Group PLC	34,338	121,454
Rapid7, Inc. (a)	5,246	110,638
Sabre Corp.	10,751	292,642
SS&C Technologies Holdings, Inc.	4,355	295,008

		$1,646,407
Conglomerates - 0.9%
DCC PLC	3,025	$224,741

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.5%
Bovis Homes Group PLC	10,366	$175,003
Interface, Inc.	8,585	208,100

		$383,103
Consumer Products - 0.4%
Kobayashi Pharmaceutical Co. Ltd.	1,200	$93,339

Consumer Services - 3.0%
Asante, Inc.	5,100	$69,831
Dignity PLC	7,603	281,898
MakeMyTrip Ltd. (a)	4,519	64,938
Nord Anglia Education, Inc. (a)	9,564	196,445
Servicemaster Global Holdings, Inc. (a)	3,967	139,559

		$752,671
Containers - 2.2%
British Polythene Industries	11,693	$126,498
Fuji Seal International, Inc.	8,100	276,937
Mayr-Melnhof Karton AG	1,268	149,190

		$552,625
Electrical Equipment - 2.7%
Advanced Drainage Systems, Inc.	4,686	$133,129
AMETEK, Inc.	4,477	240,952
IMI PLC	5,234	82,819
MSC Industrial Direct Co., Inc., “A”	2,300	155,687
Spectris PLC	2,684	74,530

		$687,117
Electronics - 1.3%
Iriso Electronics Co. Ltd.	2,650	$120,002
Stanley Electric Co. Ltd.	10,400	202,707

		$322,709
Energy - Independent - 0.7%
Memorial Resource Development Corp. (a)	5,658	$109,822
Range Resources Corp.	1,765	68,164

		$177,986
Engineering - Construction - 1.4%
Multiconsult ASA (a)	5,082	$58,362
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,423	57,178
Stantec, Inc.	4,500	105,488
Team, Inc. (a)	3,292	137,737

		$358,765

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 5.3%
Bakkafrost P/f	11,083	$337,623
Calbee, Inc.	1,600	61,302
Cranswick PLC	8,520	219,773
Freshpet, Inc. (a)	10,130	131,589
Fyffes PLC	85,500	133,842
Grupo Lala S.A.B. de C.V.	51,378	116,393
Leroy Seafood Group A.S.A.	3,661	123,475
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,100	71,562
Total Produce PLC	99,373	138,274

		$1,333,833
Food & Drug Stores - 1.3%
Booker Group PLC	49,463	$127,851
Clicks Group Ltd.	9,632	66,493
Welcia Holdings Co. Ltd.	2,600	124,815

		$319,159
Furniture & Appliances - 0.6%
SEB S.A.	1,751	$163,046

Gaming & Lodging - 2.2%
La Quinta Holdings, Inc. (a)	10,754	$202,713
Norwegian Cruise Line Holdings Ltd. (a)	3,590	206,784
Paddy Power PLC	1,409	154,785

		$564,282
General Merchandise - 4.0%
B&M European Value Retail S.A.	35,181	$173,533
Dollarama, Inc.	3,235	184,717
Europris ASA (a)	11,368	55,656
Five Below, Inc. (a)	6,613	255,725
Mr. Price Group Ltd.	5,196	93,511
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,117	109,433
Seria Co. Ltd.	2,600	125,459

		$998,034
Insurance - 1.3%
Jardine Lloyd Thompson Group PLC	8,946	$144,689
Sony Financial Holdings, Inc.	9,900	185,694

		$330,383
Internet - 0.2%
51job, Inc., ADR (a)	1,939	$51,985

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.3%
Thule Group AB	6,047	$72,498

Machinery & Tools - 3.1%
Allison Transmission Holdings, Inc.	7,237	$206,978
Burckhardt Compression Holding AG	289	100,080
IPG Photonics Corp. (a)	1,857	156,768
Kennametal, Inc.	2,704	82,472
Spirax Sarco Engineering PLC	2,203	106,379
WABCO Holdings, Inc. (a)	1,091	125,814

		$778,491
Medical & Health Technology & Services - 4.0%
Adeptus Health, Inc., “A” (a)	1,809	$180,249
Brookdale Senior Living, Inc. (a)	7,586	208,008
Capital Senior Living Corp. (a)	10,558	220,029
Healthcare Services Group, Inc.	7,269	243,075
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	199,473	157,643

		$1,009,004
Medical Equipment - 9.1%
Align Technology, Inc. (a)	3,119	$176,535
Cardiovascular Systems, Inc. (a)	6,413	154,425
Cepheid, Inc. (a)	3,556	173,319
DexCom, Inc. (a)	1,935	182,161
Fukuda Denshi Co. Ltd.	3,300	168,763
Gerresheimer AG	2,339	169,635
Hologic, Inc. (a)	2,894	112,316
Masimo Corp. (a)	6,206	252,150
Nakanishi, Inc.	2,300	90,494
Novadaq Technologies, Inc. (a)	6,962	80,411
NxStage Medical, Inc. (a)	7,746	134,548
PerkinElmer, Inc.	3,758	182,939
Sonova Holding AG	471	61,345
STERIS Corp.	2,899	185,681
Techno Medica Co. Ltd.	8,400	180,354

		$2,305,076
Metals & Mining - 0.5%
Globe Specialty Metals, Inc.	9,651	$132,605

Oil Services - 0.3%
Forum Energy Technologies, Inc. (a)	4,533	$71,259

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 2.5%
Air Lease Corp.	3,268	$105,132
First Republic Bank	3,426	206,622
PrivateBancorp, Inc.	3,998	151,324
Texas Capital Bancshares, Inc. (a)	2,943	158,510

		$621,588
Pharmaceuticals - 0.5%
KYORIN Holdings, Inc.	4,000	$70,937
Virbac	283	65,070

		$136,007
Railroad & Shipping - 1.6%
Diana Shipping, Inc. (a)	28,337	$192,692
Genesee & Wyoming, Inc. (a)	2,275	155,565
StealthGas, Inc. (a)	10,333	50,528

		$398,785
Real Estate - 0.9%
LEG Immobilien AG	1,627	$122,105
Medical Properties Trust, Inc., REIT	8,809	102,801

		$224,906
Restaurants - 3.2%
Arcos Dorados Holdings, Inc.	27,497	$109,988
Chuy’s Holdings, Inc. (a)	5,416	165,946
Domino’s Pizza UK & IRL PLC	12,316	162,290
Dunkin Brands Group, Inc.	2,549	127,858
El Pollo Loco Holdings, Inc. (a)	8,542	111,131
Zoe’s Kitchen, Inc. (a)	4,039	139,507

		$816,720
Specialty Chemicals - 4.5%
Albemarle Corp.	4,181	$189,023
Axalta Coating Systems Ltd. (a)	8,904	259,908
Croda International PLC	5,842	257,307
IMCD Group NV	2,021	75,293
Symrise AG	3,588	216,573
W.R. Grace & Co. (a)	1,461	144,551

		$1,142,655
Specialty Stores - 3.1%
Burlington Stores, Inc. (a)	4,354	$231,154
Citi Trends, Inc.	6,900	182,229
NEXT PLC	1,514	184,117
Urban Outfitters, Inc. (a)	5,937	183,216

		$780,716

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	71,197	$127,922
Cellnex Telecom S.A.U. (a)	8,828	156,917
TDC A.S.	17,955	113,620

		$398,459
Trucking - 0.7%
Swift Transportation Co. (a)	9,201	$179,327
Total Common Stocks (Identified Cost, $20,718,947)		$24,122,537

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE (Identified Cost, $43,284)	1,633	$70,459

	First Exercise
Warrants - 0.3%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n) (Identified Cost, $32,192)	5/27/11	15,833	$65,219

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)		1,023,697	$1,023,697
Total Investments (Identified Cost, $21,818,120)			$25,281,912

Other Assets, Less Liabilities - (0.4)%			(88,391)
Net Assets - 100.0%			$25,193,521

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,219, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $20,794,423)	$24,258,215
Underlying affiliated funds, at cost and value	1,023,697
Total investments, at value (identified cost, $21,818,120)	$25,281,912
Cash	181
Foreign currency, at value (identified cost, $6)	6
Receivables for
Fund shares sold	59,275
Interest and dividends	29,104
Receivable from investment adviser	9,948
Other assets	85
Total assets	$25,380,511
Liabilities
Payables for
Investments purchased	$90,497
Fund shares reacquired	12,236
Payable to affiliates
Shareholder servicing costs	9,446
Distribution and service fees	953
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	73,849
Total liabilities	$186,990
Net assets	$25,193,521
Net assets consist of
Paid-in capital	$22,435,974
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,462,806
Accumulated net realized gain (loss) on investments and foreign currency	(731,835)
Undistributed net investment income	26,576
Net assets	$25,193,521
Shares of beneficial interest outstanding	1,704,921

19

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,143,674	952,354	$14.85
Class B	768,658	53,298	14.42
Class C	4,737,119	328,490	14.42
Class I	4,595,576	306,421	15.00
Class R1	287,059	19,908	14.42
Class R2	188,266	12,801	14.71
Class R3	180,967	12,185	14.85
Class R4	164,295	10,954	15.00
Class R5	127,907	8,510	15.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.76 [100 / 94.25 x $14.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/15

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$350,981
Dividends from underlying affiliated funds	376
Foreign taxes withheld	(20,415)
Total investment income	$330,942
Expenses
Management fee	$242,300
Distribution and service fees	92,416
Shareholder servicing costs	33,113
Administrative services fee	17,500
Independent Trustees’ compensation	1,242
Custodian fee	35,924
Shareholder communications	13,372
Audit and tax fees	55,673
Legal fees	214
Registration fees	104,953
Miscellaneous	13,583
Total expenses	$610,290
Fees paid indirectly	(8)
Reduction of expenses by investment adviser and distributor	(207,993)
Net expenses	$402,289
Net investment loss	$(71,347)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(515,794)
Foreign currency	(3,877)
Net realized gain (loss) on investments and foreign currency	$(519,671)
Change in unrealized appreciation (depreciation)
Investments	$317,124
Translation of assets and liabilities in foreign currencies	(606)
Net unrealized gain (loss) on investments and foreign currency translation	$316,518
Net realized and unrealized gain (loss) on investments and foreign currency	$(203,153)
Change in net assets from operations	$(274,500)

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2015	2014
Change in net assets
From operations
Net investment loss	$(71,347)	$(109,773)
Net realized gain (loss) on investments and foreign currency	(519,671)	1,692,294
Net unrealized gain (loss) on investments and foreign currency translation	316,518	643,953
Change in net assets from operations	$(274,500)	$2,226,474
Distributions declared to shareholders
From net realized gain on investments	$(1,069,366)	$(860,012)
Change in net assets from fund share transactions	$(724,038)	$3,891,486
Total change in net assets	$(2,067,904)	$5,257,948
Net assets
At beginning of period	27,261,425	22,003,477
At end of period (including undistributed net investment income of $26,576 and $0, respectively)	$25,193,521	$27,261,425

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 8/31			Period ended 8/31/12 (c)
Class A	2015	2014	2013
Net asset value, beginning of period	$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.05)	$(0.03)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)	1.48	2.85	2.01
Total from investment operations	$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(t)(x)	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.34	2.27	3.08	4.66	(a)
Expenses after expense reductions (f)	1.50	1.50	1.49	1.50	(a)
Net investment income (loss)	(0.17)	(0.33)	(0.19)	0.03	(a)
Portfolio turnover	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$14,144	$16,309	$13,661	$1,274

See Notes to Financial Statements

23

Financial Highlights – continued

	Years ended 8/31			Period ended 8/31/12 (c)
Class B	2015	2014	2013
Net asset value, beginning of period	$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.13)	$(0.16)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)	1.45	2.84	2.01
Total from investment operations	$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.08	3.02	4.11	5.34	(a)
Expenses after expense reductions (f)	2.25	2.25	2.25	2.25	(a)
Net investment loss	(0.90)	(1.06)	(1.00)	(0.78	)(a)
Portfolio turnover	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$769	$522	$447	$203

	Years ended 8/31			Period ended 8/31/12 (c)
Class C	2015	2014	2013
Net asset value, beginning of period	$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.13)	$(0.16)	$(0.13)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)	1.45	2.83	2.01
Total from investment operations	$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.08	3.02	3.92	5.43	(a)
Expenses after expense reductions (f)	2.24	2.24	2.23	2.25	(a)
Net investment loss	(0.91)	(1.05)	(0.95)	(0.80	)(a)
Portfolio turnover	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$4,737	$4,681	$2,298	$296

See Notes to Financial Statements

24

Financial Highlights – continued

	Years ended 8/31				Period ended 8/31/12 (c)
Class I	2015	2014	2013
Net asset value, beginning of period	$15.69	$14.71	$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.01)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)	1.48	2.87		2.02
Total from investment operations	$(0.04)	$1.47	$2.87		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$15.00	$15.69	$14.71		$12.03
Total return (%) (r)(s)(x)	(0.03)	10.07	24.13		20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	2.02	3.16		4.37	(a)
Expenses after expense reductions (f)	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	0.08	(0.09)	(0.01)		0.17	(a)
Portfolio turnover	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$4,596	$4,808	$4,873		$3,649

	Years ended 8/31				Period ended 8/31/12 (c)
Class R1	2015	2014	2013
Net asset value, beginning of period	$15.26	$14.46	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.13)	$(0.16)	$(0.14)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)	1.45	2.84		2.02
Total from investment operations	$(0.19)	$1.29	$2.70		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$14.42	$15.26	$14.46		$11.95
Total return (%) (r)(s)(x)	(1.05)	8.98	22.85		19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.08	3.02	4.19		5.34	(a)
Expenses after expense reductions (f)	2.25	2.25	2.25		2.25	(a)
Net investment loss	(0.92)	(1.07)	(1.03)		(0.81	)(a)
Portfolio turnover	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$287	$290	$147		$120

See Notes to Financial Statements

25

Financial Highlights – continued

	Years ended 8/31			Period ended 8/31/12 (c)
Class R2	2015	2014	2013
Net asset value, beginning of period	$15.47	$14.58	$11.99	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)	$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)	1.47	2.85	2.02
Total from investment operations	$(0.11)	$1.38	$2.78	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.71	$15.47	$14.58	$11.99
Total return (%) (r)(s)(x)	(0.50)	9.53	23.45	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.58	2.52	3.68	4.84	(a)
Expenses after expense reductions (f)	1.75	1.75	1.75	1.75	(a)
Net investment loss	(0.42)	(0.57)	(0.53)	(0.31	)(a)
Portfolio turnover	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$188	$184	$153	$120

	Years ended 8/31			Period ended 8/31/12 (c)
Class R3	2015	2014	2013
Net asset value, beginning of period	$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)	$(0.05)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)	1.48	2.86	2.01
Total from investment operations	$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(x)	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.33	2.27	3.43	4.59	(a)
Expenses after expense reductions (f)	1.50	1.50	1.50	1.50	(a)
Net investment loss	(0.17)	(0.34)	(0.28)	(0.06	)(a)
Portfolio turnover	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$181	$175	$158	$120

See Notes to Financial Statements

26

Financial Highlights – continued

	Years ended 8/31				Period ended 8/31/12 (c)
Class R4	2015	2014	2013
Net asset value, beginning of period	$15.69	$14.71	$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.01)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)	1.48	2.86		2.02
Total from investment operations	$(0.04)	$1.47	$2.86		$2.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$15.00	$15.69	$14.71		$12.04
Total return (%) (r)(s)(x)	(0.03)	10.07	24.02		20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	2.02	3.19		4.34	(a)
Expenses after expense reductions (f)	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	0.08	(0.08)	(0.03)		0.19	(a)
Portfolio turnover	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$164	$164	$149		$120

	Years ended 8/31
Class R5	2015	2014		2013 (i)
Net asset value, beginning of period	$15.70	$14.71		$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.00	(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)	1.48		2.03	(g)
Total from investment operations	$(0.02)	$1.48		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.65)	$(0.49)		$—
Net asset value, end of period (x)	$15.03	$15.70		$14.71
Total return (%) (r)(s)(x)	0.10	10.14		16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	1.92		2.79	(a)
Expenses after expense reductions (f)	1.15	1.14		1.22	(a)
Net investment income (loss)	0.19	0.03		(0.04	)(a)
Portfolio turnover	35	53		39
Net assets at end of period (000 omitted)	$128	$128		$116

See Notes to Financial Statements

27

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

29

Notes to Financial Statements – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

30

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,386,927	$—	$—	$11,386,927
United Kingdom	962,882	3,302,062	—	4,264,944
Japan	3,042,271	—	—	3,042,271
Germany	753,249	—	—	753,249
Norway	575,116	—	—	575,116
France	532,911	—	—	532,911
Ireland	272,116	154,785	—	426,901
Canada	370,616	—	—	370,616
Spain	362,109	—	—	362,109
Other Countries	2,477,951	65,220	—	2,543,171
Mutual Funds	1,023,697	—	—	1,023,697
Total Investments	$21,759,845	$3,522,067	$—	$25,281,912

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,285,718 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $56,359 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

31

Notes to Financial Statements – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a

32

Notes to Financial Statements – continued

three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/15	8/31/14
Ordinary income (including any short-term capital gains)	$388,174	$590,007
Long-term capital gains	681,192	270,005
Total distributions	$1,069,366	$860,012

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$22,015,643
Gross appreciation	4,700,802
Gross depreciation	(1,434,533)
Net unrealized appreciation (depreciation)	$3,266,269
Undistributed ordinary income	26,854
Capital loss carryforwards	(534,312)
Other temporary differences	(1,264)

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(511,012)
Long-Term	(23,300)
Total	$(534,312)

33

Notes to Financial Statements – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Year ended 8/31/15	Year ended 8/31/14
Class A	$617,543	$558,358
Class B	23,425	14,705
Class C	198,476	101,433
Class I	190,824	161,049
Class R1	11,857	4,970
Class R2	7,873	5,273
Class R3	7,327	5,393
Class R4	6,776	4,970
Class R5	5,265	3,861
Total	$1,069,366	$860,012

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended August 31, 2015, this management fee reduction amounted to $1,604, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.969% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

34

Notes to Financial Statements – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the year ended August 31, 2015, this reduction amounted to $205,720, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,217 for the year ended August 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$36,233
Class B	0.75%	0.25%	1.00%	1.00%	5,846
Class C	0.75%	0.25%	1.00%	0.99%	46,179
Class R1	0.75%	0.25%	1.00%	1.00%	2,792
Class R2	0.25%	0.25%	0.50%	0.50%	928
Class R3	—	0.25%	0.25%	0.25%	438
Total Distribution and Service Fees					$92,416

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended August 31, 2015, this rebate amounted to $315 and $345 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

35

Notes to Financial Statements – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2015, were as follows:

Amount
Class A	$2,260
Class B	661
Class C	592

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2015, the fee was $4,090, which equated to 0.0165% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $29,023.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.0704% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the year ended August 31, 2015, the aggregate fees paid by the fund under these agreements were $96 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to

36

Notes to Financial Statements – continued

reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $9, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 10, 2013, MFS redeemed 45,396 shares of Class I for an aggregate amount of $700,000. At August 31, 2015, MFS held approximately 55%, 86%, 90%, 100%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

For the year ended August 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $8,531,545 and $11,000,169, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	227,725	$3,383,354	688,180	$10,673,619
Class B	23,588	344,602	12,329	188,766
Class C	51,351	734,646	160,790	2,438,545
Class I	77,866	1,178,698	122,663	1,905,329
Class R1	1,983	28,360	8,515	127,998
Class R2	348	5,076	1,050	16,175
Class R3	453	6,656	714	11,098
	383,314	$5,681,392	994,241	$15,361,530

Shares issued to shareholders in reinvestment of distributions
Class A	43,952	$617,523	36,655	$558,250
Class B	1,707	23,425	980	14,705
Class C	14,466	198,476	6,758	101,364
Class I	13,467	190,824	10,519	161,049
Class R1	864	11,857	331	4,970
Class R2	565	7,873	348	5,273
Class R3	521	7,327	354	5,393
Class R4	478	6,776	325	4,970
Class R5	371	5,265	253	3,861
	76,391	$1,069,346	56,523	$859,835

37

Notes to Financial Statements – continued

	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(366,287)	$(5,401,872)	(610,747)	$(9,423,322)
Class B	(6,234)	(90,425)	(10,012)	(149,719)
Class C	(44,082)	(629,541)	(19,747)	(303,533)
Class I	(91,424)	(1,323,863)	(157,991)	(2,442,814)
Class R1	(1,938)	(28,736)	—	—
Class R2	(19)	(291)	—	—
Class R3	(3)	(48)	(676)	(10,491)
	(509,987)	$(7,474,776)	(799,173)	$(12,329,879)

Net change
Class A	(94,610)	$(1,400,995)	114,088	$1,808,547
Class B	19,061	277,602	3,297	53,752
Class C	21,735	303,581	147,801	2,236,376
Class I	(91)	45,659	(24,809)	(376,436)
Class R1	909	11,481	8,846	132,968
Class R2	894	12,658	1,398	21,448
Class R3	971	13,935	392	6,000
Class R4	478	6,776	325	4,970
Class R5	371	5,265	253	3,861
	(50,282)	$(724,038)	251,591	$3,891,486

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2015, the fund’s commitment fee and interest expense were $84 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

38

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	348,378	7,332,849	(6,657,530)	1,023,697

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$376	$1,023,697

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IV and Shareholders of MFS Global New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global New Discovery Fund (the Fund) (one of the series constituting MFS Series Trust IV), including the portfolio of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global New Discovery Fund (one of the series constituting MFS Series Trust IV) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 15, 2015

40

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of October 1, 2015, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 51)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director; Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 54)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 73)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman
Steven E. Buller (age 64)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A
Robert E. Butler (age 73)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Maureen R. Goldfarb (age 60)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 74)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts, Vice Chairman (until 2010)
Michael Hegarty (age 70)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director
John P. Kavanaugh (age 60)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 59)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 58)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies, Director; Dycom Industries, Inc.
Robert W. Uek (age 74)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Christopher R. Bohane (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 47)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Kristin V. Collins (k) (age 42)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 56)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 47)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 65)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Kenneth Paek (k) (age 41)	Assistant Treasurer	February 2015	Massachusetts Financial Services Company, Vice President; Cohen & Steers, Vice President/Head of Fund Administration (until 2014)	N/A
Susan A. Pereira (k) (age 44)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 44)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 63)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Matthew A. Stowe (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Frank L. Tarantino (age 71)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Martin J. Wolin (k) (age 48)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A
James O. Yost (k) (age 55)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

44

Trustees and Officers – continued

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of October 1, 2015, the Trustees served as board members of 138 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Peter Fruzzetti Paul Gordon Michael Grossman

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

46

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period ended December 31, 2014 relative to the Lipper performance universe. The Fund commenced operations on December 16, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

47

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

48

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

49

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2015 income tax forms in January 2016. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $750,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 12.49% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

Income derived from foreign sources was $288,772. The fund intends to pass through foreign tax credits of $20,137 for the fiscal year.

50

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

51

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

52

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2015

MFS® MID CAP GROWTH FUND

OTC-ANN

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allergan PLC	3.0%
Bright Horizons Family Solutions, Inc.	2.3%
Gartner, Inc.	2.2%
Ross Stores, Inc.	2.2%
Netflix, Inc.	2.1%
Jones Lang LaSalle, Inc.	2.0%
SS&C Technologies Holdings, Inc.	1.9%
AMETEK, Inc.	1.9%
Henry Schein, Inc.	1.9%
Roper Technologies, Inc.	1.8%

Equity sectors
Special Products & Services	17.3%
Health Care	16.0%
Industrial Goods & Services	12.8%
Retailing	11.3%
Leisure	8.7%
Technology	7.9%
Consumer Staples	7.4%
Autos & Housing	5.8%
Financial Services	5.4%
Utilities & Communications	1.6%
Energy	1.4%
Transportation	1.1%
Basic Materials	1.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2015, Class A shares of the MFS Mid Cap Growth Fund (“fund”) provided a total return of 7.36%, at net asset value. This compares with a return of 2.46% for the fund’s benchmark, the Russell Midcap Growth Index.

Market Environment

A generally risk-friendly environment prevailed in the first half of the period and any market setbacks, triggered by global growth concerns, were short-lived as central banks responded and kept monetary policy accommodative. For example, the US tempered rate hike expectations while Japan, Europe and China provided fresh stimulus measures which ultimately supported risk assets. Early in the second half of the period, the European Central Bank cut policy interest rates and announced non-conventional easing measures, pushing yields on a significant portion of Eurozone sovereign bonds deeper into negative territory, a notable highlight amid a mini-wave of global easing due to declining inflation and inflation expectations. However, the environment supporting risk began to break down in the latter phases of the period, with both US investment grade and high yield corporate spreads widening out and any individual company performance below expectations resulted in market selling.

A dominant trend for most of the period was the ongoing rise in US equities. Until early in the second half of the period, this was paired with a decline in US and global bond yields. The uptrend in US corporate margins and profits continued throughout the second half of 2014, but in the latter part of the period the margin results became more bifurcated with energy and materials suffering and the rest of the companies holding on to net margins in an ongoing slow revenue growth environment. A rising dollar and a sharp decline in commodity prices, particularly crude oil prices, negatively impacted credit markets, notably US high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility. In the second half of the period, global sovereign bond yields rose, shrugging off concerns over a Greek debt default. The rise tempered the equity advance, as odds of a 2015 US Federal Reserve rate hike increased. At the end of the period, the stronger US dollar slowed revenues in many US-based multinational companies. As the last month of the period began, risk shedding became a theme across emerging market countries and continued to weaken Chinese economic data as well as economic data of the commodity-driven countries. Risk shedding accelerated outflows and cross-border selling. By the end of the period, many of the world’s equity markets had entered into “correction” territory.

Contributors to Performance

The combination of strong stock selection and an underweight position in the technology sector contributed positively to performance relative to the Russell Midcap Growth Index. The fund’s overweight position in software developer SS&C Technologies boosted relative returns. Shares of SS&C rose on the back of strong organic growth. The company’s announcement of its acquisition of DST Global and Advent Software further supported positive results as investors appeared to have

Management Review – continued

perceived both acquisitions will produce cost synergies within the business. Not holding social networking service provider Twitter aided relative results as shares declined due to poor quarterly results and as concerns over user growth and advertising revenue persisted.

Security selection and an overweight allocation to the special products & services sector were other positive factors aiding relative performance. Holdings of child care and early education provider Bright Horizons (b) boosted relative performance as positive earnings and margin momentum drove shares to outperform the benchmark. Additionally, holdings of IT company Cognizant Technology Solutions (b) further helped relative performance. Shares of Cognizant benefited from solid quarterly results over the period.

Strong stock selection and an underweight allocation to the energy sector and positive stock selection in the autos & housing sector aided relative results. There were no individual securities within either sector that were among the fund’s top relative contributors.

Elsewhere, overweight positions in internet TV show and movie subscription service provider Netflix and apparel retailer Ross Stores lifted relative performance. The fund’s holdings of eye and skin care products company Allergan (b), biopharmaceutical company Regeneron Pharmaceuticals (b) and apparel retailer Burlington Stores (b) also buoyed relative results. Lastly, avoiding hot beverage system manufacturer and coffee distributor Keurig Green Mountain (h) supported relative results as third-quarter revenue missed expectations and full year guidance was reduced due to competitive pressure.

Detractors from Performance

Weak security selection in the health care sector weighed on relative results. The timing of the fund’s holdings in pharmaceutical company Salix (h) and biopharmaceutical company Puma Biotechnology (h) dragged on relative performance. Shares of Puma Biotechnology reacted negatively to the release of phase III clinical trial data for the adjuvant breast cancer medication ExteNET. Not holding biopharmaceutical company Incyte Pharmaceuticals and pharmaceutical company BioMarin also hindered relative results as both stocks outperformed the benchmark during the reporting period.

Security selection and, to a lesser extent, an underweight allocation to the transportation sector detracted from relative performance. An overweight allocation to low-cost and low-fare airline company Spirit Airlines held back relative results as the firm’s guidance came in under market expectations.

Elsewhere, overweight positions in global industrial manufacturing and engineering company Colfax, oil and gas producer Whiting Petroleum (h) and flow control equipment manufacturer Flowserve detracted from performance as shares of all three stocks lagged the benchmark. Not owning analog semiconductor manufacturer Avago Technologies (Singapore) hurt relative performance as the stock benefited from strong quarterly earnings which were driven by positive results in the wireless communications division. Lastly, holdings of independent oil and gas exploration and production company Pioneer Natural Resources (b)(h) dampened results as severe winter weather in Texas forced the shutdown of the firm’s Permian operations and negatively impacted quarterly results.

During the reporting period, the fund’s currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of

Management Review – continued

securities denominated in foreign currencies, also hurt relative results. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

Eric Fischman	Paul Gordon	Matthew Sabel
Portfolio Manager	Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/15

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 8/31/15

Average annual without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	12/01/93	7.36%	16.79%	5.71%	N/A
B	12/01/93	6.51%	15.91%	4.91%	N/A
C	8/01/94	6.50%	15.88%	4.90%	N/A
I	1/02/97	7.57%	17.07%	5.96%	N/A
R1	4/01/05	6.54%	15.90%	4.88%	N/A
R2	10/31/03	7.04%	16.46%	5.40%	N/A
R3	4/01/05	7.32%	16.77%	5.66%	N/A
R4	4/01/05	7.65%	17.07%	5.93%	N/A
R5	1/02/13	7.63%	N/A	N/A	18.25%
529A	7/31/02	7.31%	16.74%	5.54%	N/A
529B	7/31/02	6.46%	15.86%	4.80%	N/A
529C	7/31/02	6.45%	15.83%	4.78%	N/A
Comparative benchmark
Russell Midcap Growth Index (f)		2.46%	17.13%	8.66%	N/A
Average annual with sales charge
A With initial Sales Charge (5.75%)		1.18%	15.41%	5.08%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		2.58%	15.69%	4.91%	N/A
C With CDSC (1% for 12 months) (v)		5.52%	15.88%	4.90%	N/A
529A With initial Sales Charge (5.75%)		1.14%	15.36%	4.92%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)		2.54%	15.64%	4.80%	N/A
529C With CDSC (1% for 12 months) (v)		5.47%	15.83%	4.78%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Benchmark Definition

Russell Midcap Growth Index – constructed to provide a comprehensive barometer for growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
A	Actual	1.23%	$1,000.00	$996.54	$6.19
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
B	Actual	1.98%	$1,000.00	$992.90	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
C	Actual	1.98%	$1,000.00	$992.72	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
I	Actual	0.98%	$1,000.00	$997.34	$4.93
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R1	Actual	1.98%	$1,000.00	$992.87	$9.95
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
R2	Actual	1.48%	$1,000.00	$994.95	$7.44
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
R3	Actual	1.23%	$1,000.00	$996.52	$6.19
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
R4	Actual	0.98%	$1,000.00	$997.97	$4.94
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R5	Actual	0.89%	$1,000.00	$998.01	$4.48
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
529A	Actual	1.23%	$1,000.00	$996.45	$6.19
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
529B	Actual	2.03%	$1,000.00	$992.76	$10.20
	Hypothetical (h)	2.03%	$1,000.00	$1,014.97	$10.31
529C	Actual	2.02%	$1,000.00	$992.57	$10.15
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.05%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

8/31/15

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)
Aerospace - 2.2%
Rockwell Collins, Inc.	83,921	$6,868,932
Textron, Inc.	232,524	9,021,931
TransDigm Group, Inc. (a)	93,480	21,484,508

		$37,375,371
Airlines - 0.4%
Spirit Airlines, Inc. (a)	140,460	$7,198,575

Alcoholic Beverages - 1.6%
Constellation Brands, Inc., “A”	214,350	$27,436,800

Apparel Manufacturers - 1.9%
Hanesbrands, Inc.	473,672	$14,262,264
PVH Corp.	156,321	18,599,073

		$32,861,337
Automotive - 1.3%
LKQ Corp. (a)	781,038	$23,423,330

Biotechnology - 4.1%
Advaxis, Inc. (a)(l)	126,789	$1,876,477
Alder Biopharmaceuticals, Inc. (a)	61,010	2,364,138
Alexion Pharmaceuticals, Inc. (a)	127,966	22,034,466
AMAG Pharmaceuticals, Inc. (a)	157,623	9,857,742
Isis Pharmaceuticals, Inc. (a)	88,760	4,453,977
Medivation, Inc. (a)	27,540	2,425,172
Regeneron Pharmaceuticals, Inc. (a)	53,840	27,646,840

		$70,658,812
Brokerage & Asset Managers - 2.8%
Affiliated Managers Group, Inc. (a)	131,573	$24,530,470
Allied Minds PLC (a)	488,940	3,628,252
Intercontinental Exchange, Inc.	90,674	20,710,848

		$48,869,570
Business Services - 15.1%
Bright Horizons Family Solutions, Inc. (a)	663,854	$40,574,756
Cognizant Technology Solutions Corp., “A” (a)	257,120	16,183,133
CoStar Group, Inc. (a)	26,190	4,636,678
Equifax, Inc.	140,599	13,764,642

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fiserv, Inc. (a)	154,986	$13,215,656
FleetCor Technologies, Inc. (a)	194,561	29,020,719
Gartner, Inc. (a)	447,988	38,307,454
Global Payments, Inc.	200,284	22,309,635
IHS, Inc., “A” (a)	114,395	13,272,108
IMS Health Holdings, Inc. (a)	504,765	15,077,331
Jones Lang LaSalle, Inc.	229,303	34,136,338
Realogy Holdings Corp. (a)	309,967	12,491,670
Univar, Inc. (a)	362,189	8,199,959

		$261,190,079
Cable TV - 1.0%
Charter Communications, Inc., “A” (a)(l)	94,952	$17,244,233

Computer Software - 1.7%
Autodesk, Inc. (a)	161,840	$7,566,020
Cornerstone OnDemand, Inc. (a)	202,341	7,231,667
Qlik Technologies, Inc. (a)	372,583	14,105,992

		$28,903,679
Computer Software - Systems - 4.8%
EPAM Systems, Inc. (a)	36,485	$2,576,206
Guidewire Software, Inc. (a)	151,749	8,484,287
Sabre Corp.	573,935	15,622,511
ServiceNow, Inc. (a)	48,455	3,438,367
SS&C Technologies Holdings, Inc.	490,581	33,231,957
Vantiv, Inc., “A” (a)	272,644	12,007,242
Workday, Inc. (a)	109,246	7,675,624

		$83,036,194
Construction - 4.5%
Fortune Brands Home & Security, Inc.	399,599	$19,120,812
Lennox International, Inc.	135,436	15,986,865
Masco Corp.	204,328	5,359,523
Pool Corp.	245,382	17,098,218
Vulcan Materials Co.	217,444	20,357,107

		$77,922,525
Consumer Products - 1.5%
Newell Rubbermaid, Inc.	637,562	$26,860,487

Consumer Services - 2.3%
Nord Anglia Education, Inc. (a)	560,789	$11,518,606
Priceline Group, Inc. (a)	7,684	9,594,550

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
Servicemaster Global Holdings, Inc. (a)	510,427	$17,956,822

		$39,069,978
Containers - 0.5%
Crown Holdings, Inc. (a)	164,685	$8,163,435

Electrical Equipment - 4.9%
Advanced Drainage Systems, Inc.	651,003	$18,494,995
AMETEK, Inc.	611,309	32,900,650
Amphenol Corp., “A”	408,210	21,373,876
Mettler-Toledo International, Inc. (a)	40,133	11,901,441

		$84,670,962
Electronics - 0.9%
NVIDIA Corp.	324,360	$7,291,613
Skyworks Solutions, Inc.	95,583	8,349,175

		$15,640,788
Energy - Independent - 0.9%
Concho Resources, Inc. (a)	57,153	$6,181,668
Memorial Resource Development Corp. (a)	228,351	4,432,293
PDC Energy, Inc. (a)	93,810	5,270,246

		$15,884,207
Entertainment - 2.1%
Netflix, Inc. (a)	312,676	$35,967,120

Food & Beverages - 4.3%
Blue Buffalo Pet Products, Inc. (a)	385,618	$9,852,540
Chr. Hansen Holding A.S.	527,718	26,570,961
Freshpet, Inc. (a)(l)	434,855	5,648,766
Mead Johnson Nutrition Co., “A”	125,730	9,849,688
WhiteWave Foods Co., “A” (a)	478,143	22,061,518

		$73,983,473
Gaming & Lodging - 1.9%
La Quinta Holdings, Inc. (a)	428,367	$8,074,718
MGM Mirage (a)	403,346	8,240,359
Norwegian Cruise Line Holdings Ltd. (a)	281,268	16,201,037

		$32,516,114
General Merchandise - 1.7%
Dollar Tree, Inc. (a)	175,415	$13,377,148
Five Below, Inc. (a)	436,555	16,881,582

		$30,258,730

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 0.7%
Lincoln National Corp.	237,246	$12,049,724

Internet - 0.5%
LinkedIn Corp., “A” (a)	49,913	$9,014,288

Leisure & Toys - 0.8%
Brunswick Corp.	267,620	$13,303,390

Machinery & Tools - 4.1%
Colfax Corp. (a)	148,014	$5,741,463
Flowserve Corp.	165,119	7,451,820
Roper Technologies, Inc.	196,636	31,872,729
WABCO Holdings, Inc. (a)	227,636	26,250,984

		$71,316,996
Medical & Health Technology & Services - 3.4%
Adeptus Health, Inc., “A” (a)	79,860	$7,957,250
Cerner Corp. (a)	194,981	12,042,027
Henry Schein, Inc. (a)	235,627	32,236,130
IDEXX Laboratories, Inc. (a)	94,862	6,779,787

		$59,015,194
Medical Equipment - 4.8%
C.R. Bard, Inc.	143,240	$27,758,480
Cooper Cos., Inc.	162,655	26,418,425
PerkinElmer, Inc.	422,431	20,563,941
VWR Corp. (a)	343,178	9,008,423

		$83,749,269
Oil Services - 0.5%
Core Laboratories N.V.	44,255	$5,119,418
FMC Technologies, Inc. (a)	109,347	3,803,089

		$8,922,507
Other Banks & Diversified Financials - 1.4%
MasterCard, Inc., “A”	261,262	$24,132,771

Pharmaceuticals - 3.6%
Allergan PLC (a)	173,661	$52,747,792
Endo International PLC (a)	109,046	8,396,542
Intercept Pharmaceuticals, Inc. (a)	10,931	2,074,267

		$63,218,601
Pollution Control - 1.7%
Stericycle, Inc. (a)	207,391	$29,271,166

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.7%
Kansas City Southern Co.	133,674	$12,396,927

Real Estate - 0.4%
Extra Space Storage, Inc., REIT	105,189	$7,729,288

Restaurants - 3.0%
Aramark	906,953	$28,423,907
Domino’s Pizza, Inc.	41,514	4,397,993
Dunkin Brands Group, Inc.	373,145	18,716,953

		$51,538,853
Specialty Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	386,512	$11,282,285

Specialty Stores - 7.6%
Burlington Stores, Inc. (a)	323,425	$17,170,633
O’Reilly Automotive, Inc. (a)	118,730	28,503,511
Ross Stores, Inc.	767,477	37,314,732
Signet Jewelers Ltd.	153,837	21,229,506
Tiffany & Co.	66,327	5,455,396
Tractor Supply Co.	268,312	22,889,697

		$132,563,475
Telecommunications - Wireless - 1.6%
SBA Communications Corp. (a)	234,104	$27,671,093
Total Common Stocks (Identified Cost, $1,258,688,903)		$1,696,311,626

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	36,935,839	$36,935,839

Collateral for Securities Loaned - 1.0%
JPMorgan Prime Money Market Fund, 0.14%, at Cost and Net Asset Value (j)	17,711,665	$17,711,665
Total Investments (Identified Cost, $1,313,336,407)		$1,750,959,130

Other Assets, Less Liabilities - (1.0)%		(16,776,165)
Net Assets - 100.0%		$1,734,182,965

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,276,400,568)	$1,714,023,291
Underlying affiliated funds, at cost and value	36,935,839
Total investments, at value, including $17,270,812 of securities on loan (identified cost, $1,313,336,407)	$1,750,959,130
Receivables for
Fund shares sold	3,033,977
Interest and dividends	791,264
Other assets	2,177
Total assets	$1,754,786,548
Liabilities
Payable for fund shares reacquired	$1,901,267
Collateral for securities loaned, at value	17,711,665
Payable to affiliates
Investment adviser	131,910
Shareholder servicing costs	676,924
Distribution and service fees	14,455
Program manager fees	27
Payable for independent Trustees’ compensation	32,034
Accrued expenses and other liabilities	135,301
Total liabilities	$20,603,583
Net assets	$1,734,182,965
Net assets consist of
Paid-in capital	$1,296,764,807
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	437,623,801
Accumulated net realized gain (loss) on investments and foreign currency	548,928
Accumulated net investment loss	(754,571)
Net assets	$1,734,182,965
Shares of beneficial interest outstanding	117,242,996

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$295,230,321	20,509,143	$14.40
Class B	17,415,107	1,384,736	12.58
Class C	42,805,708	3,488,349	12.27
Class I	26,931,443	1,795,207	15.00
Class R1	2,287,660	182,580	12.53
Class R2	4,597,832	333,073	13.80
Class R3	8,439,750	589,344	14.32
Class R4	2,321,603	157,771	14.72
Class R5	1,329,256,740	88,434,141	15.03
Class 529A	3,158,586	224,914	14.04
Class 529B	347,131	28,139	12.34
Class 529C	1,391,084	115,599	12.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.28 [100 / 94.25 x $14.40] and $14.90 [100 / 94.25 x $14.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/15

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$7,954,012
Income on securities loaned	668,749
Dividends from underlying affiliated funds	33,831
Foreign taxes withheld	(140,479)
Total investment income	$8,516,113
Expenses
Management fee	$12,968,689
Distribution and service fees	1,356,684
Program manager fees	4,422
Shareholder servicing costs	2,368,809
Administrative services fee	284,314
Independent Trustees’ compensation	37,784
Custodian fee	148,512
Shareholder communications	46,170
Audit and tax fees	54,804
Legal fees	13,440
Miscellaneous	180,334
Total expenses	$17,463,962
Reduction of expenses by investment adviser and distributor	(494,609)
Net expenses	$16,969,353
Net investment loss	$(8,453,240)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$53,583,155
Foreign currency	(1,743)
Net realized gain (loss) on investments and foreign currency	$53,581,412
Change in unrealized appreciation (depreciation)
Investments	$80,448,095
Translation of assets and liabilities in foreign currencies	1,078
Net unrealized gain (loss) on investments and foreign currency translation	$80,449,173
Net realized and unrealized gain (loss) on investments and foreign currency	$134,030,585
Change in net assets from operations	$125,577,345

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2015	2014
Change in net assets
From operations
Net investment loss	$(8,453,240)	$(7,185,190)
Net realized gain (loss) on investments and foreign currency	53,581,412	220,884,625
Net unrealized gain (loss) on investments and foreign currency translation	80,449,173	79,850,382
Change in net assets from operations	$125,577,345	$293,549,817
Distributions declared to shareholders
From net realized gain on investments	$(108,646,048)	$—
Change in net assets from fund share transactions	$46,241,537	$60,776,996
Total change in net assets	$63,172,834	$354,326,813
Net assets
At beginning of period	1,671,010,131	1,316,683,318
At end of period (including accumulated net investment loss of $754,571 and $5,372,458, respectively)	$1,734,182,965	$1,671,010,131

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.41	$11.86	$9.57	$8.73	$7.12
Income (loss) from investment operations
Net investment loss (d)	$(0.10)	$(0.09)	$(0.03)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.07	2.64	2.32	0.91	1.66
Total from investment operations	$0.97	$2.55	$2.29	$0.84	$1.61
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$14.40	$14.41	$11.86	$9.57	$8.73
Total return (%) (r)(s)(t)(x)	7.36	21.50	23.93	9.62	22.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	1.22	1.24	1.26	1.28
Expenses after expense reductions (f)	1.21	1.19	1.23	1.25	1.28
Net investment loss	(0.72)	(0.69)	(0.30)	(0.74)	(0.52)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$295,230	$255,308	$218,693	$191,462	$196,911

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.81	$10.61	$8.63	$7.94	$6.52
Income (loss) from investment operations
Net investment loss (d)	$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.94	2.37	2.08	0.81	1.52
Total from investment operations	$0.75	$2.20	$1.98	$0.69	$1.42
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.58	$12.81	$10.61	$8.63	$7.94
Total return (%) (r)(s)(t)(x)	6.51	20.74	22.94	8.69	21.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.96	1.94	1.98	2.01	2.03
Net investment loss	(1.47)	(1.44)	(1.05)	(1.49)	(1.24)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$17,415	$18,061	$17,881	$18,918	$24,759

Class C	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.52	$10.38	$8.44	$7.76	$6.38
Income (loss) from investment operations
Net investment loss (d)	$(0.18)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.91	2.31	2.04	0.80	1.48
Total from investment operations	$0.73	$2.14	$1.94	$0.68	$1.38
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.27	$12.52	$10.38	$8.44	$7.76
Total return (%) (r)(s)(t)(x)	6.50	20.62	22.99	8.76	21.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.96	1.94	1.98	2.01	2.03
Net investment loss	(1.47)	(1.43)	(1.06)	(1.49)	(1.26)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$42,806	$38,341	$32,334	$28,647	$29,123

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.94	$12.26	$9.87	$8.99	$7.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.06)	$0.01	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.11	2.74	2.38	0.93	1.70
Total from investment operations	$1.04	$2.68	$2.39	$0.88	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$15.00	$14.94	$12.26	$9.87	$8.99
Total return (%) (r)(s)(x)	7.57	21.86	24.21	9.79	22.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	0.97	0.96	1.00	1.03
Expenses after expense reductions (f)	0.97	0.95	0.96	1.00	1.03
Net investment income (loss)	(0.47)	(0.44)	0.13	(0.49)	(0.27)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$26,931	$13,526	$8,986	$764,857	$613,721

Class R1	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.76	$10.58	$8.60	$7.91	$6.50
Income (loss) from investment operations
Net investment loss (d)	$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.94	2.35	2.08	0.81	1.51
Total from investment operations	$0.75	$2.18	$1.98	$0.69	$1.41
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.53	$12.76	$10.58	$8.60	$7.91
Total return (%) (r)(s)(x)	6.54	20.60	23.02	8.72	21.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.97	1.95	1.98	2.01	2.03
Net investment loss	(1.47)	(1.44)	(1.05)	(1.49)	(1.26)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$2,288	$2,238	$1,949	$1,777	$1,861

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.89	$11.46	$9.27	$8.48	$6.94
Income (loss) from investment operations
Net investment loss (d)	$(0.14)	$(0.12)	$(0.06)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03	2.55	2.25	0.88	1.61
Total from investment operations	$0.89	$2.43	$2.19	$0.79	$1.54
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.80	$13.89	$11.46	$9.27	$8.48
Total return (%) (r)(s)(x)	7.04	21.20	23.62	9.32	22.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.47	1.49	1.51	1.53
Expenses after expense reductions (f)	1.47	1.45	1.48	1.51	1.53
Net investment loss	(0.97)	(0.94)	(0.56)	(0.99)	(0.76)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$4,598	$4,473	$4,449	$4,357	$4,614

Class R3	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.34	$11.80	$9.52	$8.69	$7.09
Income (loss) from investment operations
Net investment loss (d)	$(0.10)	$(0.10)	$(0.03)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06	2.64	2.31	0.90	1.64
Total from investment operations	$0.96	$2.54	$2.28	$0.83	$1.60
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$14.32	$14.34	$11.80	$9.52	$8.69
Total return (%) (r)(s)(x)	7.32	21.53	23.95	9.55	22.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	1.22	1.24	1.25	1.28
Expenses after expense reductions (f)	1.22	1.20	1.23	1.25	1.28
Net investment loss	(0.72)	(0.74)	(0.31)	(0.74)	(0.49)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$8,440	$3,680	$2,000	$1,617	$1,364

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.67	$12.04	$9.70	$8.82	$7.18
Income (loss) from investment operations
Net investment loss (d)	$(0.07)	$(0.06)	$(0.01)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.10	2.69	2.35	0.93	1.66
Total from investment operations	$1.03	$2.63	$2.34	$0.88	$1.64
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$14.72	$14.67	$12.04	$9.70	$8.82
Total return (%) (r)(s)(x)	7.65	21.84	24.12	9.98	22.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	0.97	0.99	1.00	1.03
Expenses after expense reductions (f)	0.98	0.95	0.98	1.00	1.03
Net investment loss	(0.47)	(0.44)	(0.06)	(0.49)	(0.27)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$2,322	$422	$355	$256	$199

Class R5	Years ended 8/31
	2015	2014	2013 (i)
Net asset value, beginning of period	$14.96	$12.27	$10.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.11	2.74	1.98
Total from investment operations	$1.05	$2.69	$1.97
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—
Net asset value, end of period (x)	$15.03	$14.96	$12.27
Total return (%) (r)(s)(x)	7.63	21.92	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	0.89	0.89	0.92	(a)
Net investment loss	(0.39)	(0.38)	(0.08	)(a)
Portfolio turnover	37	59	58
Net assets at end of period (000 omitted)	$1,329,257	$1,331,244	$1,027,324

See Notes to Financial Statements

Financial Highlights – continued

Class 529A	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.08	$11.59	$9.35	$8.54	$6.97
Income (loss) from investment operations
Net investment loss (d)	$(0.10)	$(0.09)	$(0.03)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.04	2.58	2.27	0.88	1.62
Total from investment operations	$0.94	$2.49	$2.24	$0.81	$1.57
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$14.04	$14.08	$11.59	$9.35	$8.54
Total return (%) (r)(s)(t)(x)	7.31	21.48	23.96	9.48	22.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	1.32	1.34	1.35	1.38
Expenses after expense reductions (f)	1.21	1.19	1.24	1.30	1.37
Net investment loss	(0.72)	(0.69)	(0.33)	(0.79)	(0.62)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$3,159	$2,434	$1,844	$1,231	$949

Class 529B	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.59	$10.44	$8.50	$7.81	$6.42
Income (loss) from investment operations
Net investment loss (d)	$(0.19)	$(0.18)	$(0.11)	$(0.12)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	0.92	2.33	2.05	0.81	1.50
Total from investment operations	$0.73	$2.15	$1.94	$0.69	$1.39
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.34	$12.59	$10.44	$8.50	$7.81
Total return (%) (r)(s)(t)(x)	6.46	20.59	22.82	8.83	21.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	2.07	2.09	2.11	2.13
Expenses after expense reductions (f)	2.02	2.00	2.03	2.06	2.12
Net investment loss	(1.52)	(1.49)	(1.11)	(1.54)	(1.34)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$347	$331	$287	$243	$264

See Notes to Financial Statements

Financial Highlights – continued

Class 529C	Years ended 8/31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.30	$10.20	$8.30	$7.63	$6.28
Income (loss) from investment operations
Net investment loss (d)	$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	0.90	2.27	2.00	0.79	1.46
Total from investment operations	$0.71	$2.10	$1.90	$0.67	$1.35
Less distributions declared to shareholders
From net realized gain on investments	$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.03	$12.30	$10.20	$8.30	$7.63
Total return (%) (r)(s)(t)(x)	6.45	20.59	22.89	8.78	21.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	2.07	2.09	2.10	2.13
Expenses after expense reductions (f)	2.01	1.99	2.03	2.05	2.12
Net investment loss	(1.52)	(1.49)	(1.11)	(1.54)	(1.37)
Portfolio turnover	37	59	58	63	86
Net assets at end of period (000 omitted)	$1,391	$953	$582	$386	$330

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,654,593,807	$—	$—	$1,654,593,807
Denmark	26,570,961	—	—	26,570,961
Hong Kong	11,518,606	—	—	11,518,606
United Kingdom	—	3,628,252	—	3,628,252
Mutual Funds	54,647,504	—	—	54,647,504
Total Investments	$1,747,330,878	$3,628,252	$—	$1,750,959,130

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase

Notes to Financial Statements – continued

identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $17,270,812 and a related liability of $17,711,665 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the year ended August 31, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/15	8/31/14
Long-term capital gain	$108,646,048	$—

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$1,313,371,782
Gross appreciation	468,176,099
Gross depreciation	(30,588,751)
Net unrealized appreciation (depreciation)	$437,587,348
Undistributed long-term capital gain	5,931,359
Post-October capital loss deferral	(5,347,056)
Late year ordinary loss deferral	(723,863)
Other temporary differences	(29,630)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Year ended 8/31/15	Year ended 8/31/14
Class A	$17,348,544	$—
Class B	1,325,645	—
Class C	2,954,517	—
Class I	975,545	—
Class R1	168,201	—
Class R2	290,055	—
Class R3	268,398	—
Class R4	30,085	—
Class R5	85,006,430	—
Class 529A	175,563	—
Class 529B	25,608	—
Class 529C	77,457	—
Total	$108,646,048	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion to $2.5 billion and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the year ended August 31, 2015, this management fee reduction amounted to $364,593, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended August 31, 2015, this management fee reduction amounted to $111,909, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the year ended August 31, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $168,371 and $2,418 for the year ended August 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$695,335
Class B	0.75%	0.25%	1.00%	1.00%	177,637
Class C	0.75%	0.25%	1.00%	1.00%	402,996
Class R1	0.75%	0.25%	1.00%	1.00%	22,967
Class R2	0.25%	0.25%	0.50%	0.50%	21,958
Class R3	—	0.25%	0.25%	0.25%	12,925
Class 529A	—	0.25%	0.25%	0.20%	7,116
Class 529B	0.75%	0.25%	1.00%	1.00%	3,445
Class 529C	0.75%	0.25%	1.00%	1.00%	12,305
Total Distribution and Service Fees					$1,356,684

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended August 31, 2015, this rebate amounted to

Notes to Financial Statements – continued

$12,026, $325, $1,384, $1,554, and $56 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2015, were as follows:

Amount
Class A	$1,949
Class B	23,519
Class C	3,102
Class 529B	1
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the year ended August 31, 2015, this waiver amounted to $2,210 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended August 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$2,847	$1,423
Class 529B	344	172
Class 529C	1,231	615
Total Program Manager Fees and Waivers	$4,422	$2,210

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2015, the fee was $281,113, which equated to 0.0163% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do

Notes to Financial Statements – continued

not incur sub-accounting fees. For the year ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $470,383.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the year ended August 31, 2015, these costs for the fund amounted to $1,617,313 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $779 and the Retirement Deferral plan resulted in a net increase in expense of $2,496. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended August 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $32,030 at August 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements – continued

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the year ended August 31, 2015, the aggregate fees paid by the fund under these agreements were $6,415 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $552, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 9,706 shares of Class R5 for an aggregate amount of $124,528. On March 18, 2015, MFS redeemed 4,174 shares of Class I for an aggregate amount of $63,570.

At August 31, 2015, MFS held approximately 76% of the outstanding shares of Class 529B.

(4) Portfolio Securities

For the year ended August 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $632,106,082 and $701,518,264, respectively.

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,360,759	$77,557,015	2,190,620	$29,547,564
Class B	294,648	3,738,951	182,235	2,184,367
Class C	640,200	7,989,248	420,730	4,904,776
Class I	1,036,427	15,648,688	321,669	4,520,360
Class R1	27,280	346,518	22,427	268,964
Class R2	89,096	1,247,611	57,551	740,142
Class R3	458,378	6,619,370	126,292	1,743,869
Class R4	138,264	1,990,271	2,671	36,876
Class R5	2,538,882	37,060,078	9,431,199	130,265,922
Class 529A	56,910	796,014	40,895	542,086
Class 529B	1,604	19,970	2,335	27,681
Class 529C	38,503	449,773	24,748	288,130
	10,680,951	$153,463,507	12,823,372	$175,070,737

Shares issued to shareholders in reinvestment of distributions
Class A	1,271,157	$16,753,855	—	$—
Class B	111,752	1,294,085	—	—
Class C	245,102	2,769,650	—	—
Class I	63,822	875,004	—	—
Class R1	14,588	168,201	—	—
Class R2	21,396	270,871	—	—
Class R3	20,473	268,398	—	—
Class R4	2,237	30,085	—	—
Class R5	6,191,291	85,006,430	—	—
Class 529A	13,652	175,563	—	—
Class 529B	2,254	25,608	—	—
Class 529C	6,991	77,457	—	—
	7,964,715	$107,715,207	—	$—

Notes to Financial Statements – continued

	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,839,284)	$(55,426,012)	(2,919,881)	$(39,242,544)
Class B	(432,057)	(5,466,613)	(456,343)	(5,488,063)
Class C	(459,422)	(5,676,326)	(474,037)	(5,576,985)
Class I	(210,263)	(3,130,916)	(149,247)	(2,082,727)
Class R1	(34,654)	(434,411)	(31,293)	(363,914)
Class R2	(99,370)	(1,363,585)	(123,842)	(1,599,817)
Class R3	(146,102)	(2,075,737)	(39,194)	(511,961)
Class R4	(11,458)	(170,854)	(3,408)	(44,481)
Class R5	(9,299,443)	(140,824,312)	(4,168,658)	(58,931,117)
Class 529A	(18,484)	(253,844)	(27,246)	(361,523)
Class 529B	(1,977)	(24,566)	(3,544)	(40,516)
Class 529C	(7,370)	(90,001)	(4,335)	(50,093)
	(14,559,884)	$(214,937,177)	(8,401,028)	$(114,293,741)

Net change
Class A	2,792,632	$38,884,858	(729,261)	$(9,694,980)
Class B	(25,657)	(433,577)	(274,108)	(3,303,696)
Class C	425,880	5,082,572	(53,307)	(672,209)
Class I	889,986	13,392,776	172,422	2,437,633
Class R1	7,214	80,308	(8,866)	(94,950)
Class R2	11,122	154,897	(66,291)	(859,675)
Class R3	332,749	4,812,031	87,098	1,231,908
Class R4	129,043	1,849,502	(737)	(7,605)
Class R5	(569,270)	(18,757,804)	5,262,541	71,334,805
Class 529A	52,078	717,733	13,649	180,563
Class 529B	1,881	21,012	(1,209)	(12,835)
Class 529C	38,124	437,229	20,413	238,037
	4,085,782	$46,241,537	4,422,344	$60,776,996

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 27%, 26%, 10%, 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

Notes to Financial Statements – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2015, the fund’s commitment fee and interest expense were $5,743 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,082,059	255,060,255	(259,206,475)	36,935,839

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,831	$36,935,839

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Fund (one of the series of MFS Series Trust IV) (the “Fund”) as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2015

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of October 1, 2015, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 51)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director; Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 54)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 73)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman
Steven E. Buller (age 64)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A
Robert E. Butler (age 73)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Maureen R. Goldfarb (age 60)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 74)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts, Vice Chairman (until 2010)
Michael Hegarty (age 70)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director
John P. Kavanaugh (age 60)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 59)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 58)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies, Director; Dycom Industries, Inc.
Robert W. Uek (age 74)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Christopher R. Bohane (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 47)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Kristin V. Collins (k) (age 42)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 56)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 47)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 65)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Kenneth Paek (k) (age 41)	Assistant Treasurer	February 2015	Massachusetts Financial Services Company, Vice President; Cohen & Steers, Vice President/Head of Fund Administration (until 2014)	N/A
Susan A. Pereira (k) (age 44)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 44)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 63)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Matthew A. Stowe (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Frank L. Tarantino (age 71)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Martin J. Wolin (k) (age 48)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A
James O. Yost (k) (age 55)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers – continued

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of October 1, 2015, the Trustees served as board members of 138 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers
Eric Fischman Paul Gordon Matthew Sabel

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $3 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion and $2.5 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent,

Board Review of Investment Advisory Agreement – continued

Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2015 income tax forms in January 2016. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $119,541,000 as capital gain dividends paid during the fiscal year.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2015

MFS® U.S. GOVERNMENT MONEY MARKET FUND

MCM-ANN

MFS® U.S. GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	16.1%
A-1	83.8%
Not Rated	0.0%
Other Assets Less Liabilities	0.1%

Maturity breakdown (u)
0 - 7 days	26.2%
8 - 29 days	49.7%
30 - 59 days	17.2%
60 - 89 days	2.7%
90 - 365 days	4.1%
Other Assets Less Liabilities	0.1%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

2

PERFORMANCE SUMMARY THROUGH 8/31/15

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Inception	1-Year Total Return (without sales charge)	Current 7-day yield
12/19/75	0.00% (w)	0.00%

(w)	Total return was less than 0.01%.

Yields quoted are based on the latest seven days ended as of August 31, 2015, with dividends annualized. The yield quotations more closely reflect the current earnings of the fund than the total return quotations. Shares of the fund can be purchased at net asset value without a sales charge.

Certain shares of the fund acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. See the notes to financial statements for more details.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies, waivers and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a fund’s yield or to avoid a negative yield during periods when the fund’s operating expenses have a significant impact on the fund’s yield due to lower interest rates. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gain distributions.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
Actual	0.08%	$1,000.00	$1,000.00	$0.40
Hypothetical (h)	0.08%	$1,000.00	$1,024.80	$0.41

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

5

PORTFOLIO OF INVESTMENTS

8/31/15

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 99.9%
Issuer	Shares/Par	Value ($)
Fannie Mae, 0.051%, due 9/02/15	$10,764,000	$10,763,985
Federal Home Loan Bank, 0.061%, due 9/01/15	1,800,000	1,800,000
Federal Home Loan Bank, 0.067%, due 9/02/15	22,802,000	22,801,962
Federal Home Loan Bank, 0.061%, due 9/03/15	1,000,000	999,997
Federal Home Loan Bank, 0.068%, due 9/04/15	40,795,000	40,794,789
Federal Home Loan Bank, 0.053%, due 9/09/15	33,436,000	33,435,622
Federal Home Loan Bank, 0.069%, due 9/11/15	24,544,000	24,543,498
Federal Home Loan Bank, 0.065%, due 9/16/15	30,125,000	30,124,202
Federal Home Loan Bank, 0.071%, due 9/18/15	33,510,000	33,508,854
Federal Home Loan Bank, 0.06%, due 9/22/15	14,720,000	14,719,493
Federal Home Loan Bank, 0.056%, due 9/24/15	13,500,000	13,499,526
Federal Home Loan Bank, 0.071%, due 10/01/15	3,759,000	3,758,781
Federal Home Loan Bank, 0.072%, due 10/02/15	10,000,000	9,999,389
Federal Home Loan Bank, 0.112%, due 10/09/15	9,000,000	8,998,923
Federal Home Loan Bank, 0.112%, due 10/14/15	2,000,000	1,999,737
Federal Home Loan Bank, 0.155%, due 10/16/15	14,720,000	14,717,185
Federal Home Loan Bank, 0.132%, due 10/21/15	17,065,000	17,061,647
Federal Home Loan Bank, 0.122%, due 11/04/15	2,000,000	1,999,573
Freddie Mac, 0.041%, due 9/08/15	5,768,000	5,767,955
Freddie Mac, 0.051%, due 9/09/15	15,140,000	15,139,832
Freddie Mac, 0.071%, due 9/29/15	5,109,000	5,108,722
U.S. Treasury Bill, 0.041%, due 9/03/15	14,410,000	14,409,968
U.S. Treasury Bill, 0.035%, due 9/17/15	14,655,000	14,654,772
U.S. Treasury Bill, 0.127%, due 10/01/15	7,500,000	7,499,219
U.S. Treasury Bill, 0.076%, due 11/05/15	8,000,000	7,998,917
U.S. Treasury Bill, 0.275%, due 1/07/16	15,150,000	15,135,187
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$371,241,735

Other Assets, Less Liabilities - 0.1%		247,476
Net Assets - 100.0%		$371,489,211

(y)	The rate shown represents an annualized yield at time of purchase.

See Portfolio Footnotes and Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$371,241,735
Cash	37
Receivable for fund shares sold	661,296
Receivable from investment adviser and distributor	69,604
Other assets	555
Total assets	$371,973,227
Liabilities
Payable for fund shares reacquired	$304,414
Payable to affiliates for shareholder servicing costs	124,631
Payable for independent Trustees’ compensation	9,109
Accrued expenses and other liabilities	45,862
Total liabilities	$484,016
Net assets	$371,489,211
Net assets consist of
Paid-in capital	$372,045,158
Accumulated net realized gain (loss) on investments	(546,854)
Accumulated distributions in excess of net investment income	(9,093)
Net assets	$371,489,211
Shares of beneficial interest outstanding	372,071,254
Net asset value per share (net assets of $371,489,211 / 372,071,254 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/15

This statement describes how much the fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by the fund’s operations.

Net investment income
Interest income	$250,213
Expenses
Management fee	$1,491,345
Shareholder servicing costs	591,944
Administrative services fee	68,899
Independent Trustees’ compensation	11,948
Custodian fee	32,038
Shareholder communications	19,657
Audit and tax fees	36,084
Legal fees	5,056
Miscellaneous	64,772
Total expenses	$2,321,743
Fees paid indirectly	(27,119)
Reduction of expenses by investment adviser	(2,044,411)
Net expenses	$250,213
Net investment income	$0
Net realized gain (loss) on investments	$(136)
Change in net assets from operations	$(136)

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2015	2014
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	(136)	303
Change in net assets from operations	$(136)	$303
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	208,290,372	198,824,030
Cost of shares reacquired	(215,045,588)	(224,697,043)
Change in net assets from fund share transactions	$(6,755,216)	$(25,873,013)
Total change in net assets	$(6,755,352)	$(25,872,710)
Net assets
At beginning of period	378,244,563	404,117,273
At end of period (including accumulated distributions in excess of net investment income of $9,093 and $12,642, respectively)	$371,489,211	$378,244,563

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 8/31
	2015		2014		2013	2012	2011
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	0.00		0.00		0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$(0.00	)(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(w)	0.00	(w)	0.00	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62		0.62		0.65	0.64	0.64
Expenses after expense reductions (f)	0.07		0.10		0.16	0.13	0.21
Net investment income	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$371,489		$378,245		$404,117	$402,989	$464,849

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

11

Notes to Financial Statements – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$371,241,735	$—	$371,241,735

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

12

Notes to Financial Statements – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2015, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the years ended August 31, 2015 and August 31, 2014.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$371,241,735
Capital loss carryforwards	(546,854)
Other temporary differences	(9,093)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

13

Notes to Financial Statements – continued

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/16	$(123,924)
8/31/17	(422,794)
Total	$(546,718)

Post-enactment losses which are characterized as follows:
Short-Term	$(136)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the year ended August 31, 2015, MFS voluntarily waived receipt of $1,467,298 of the fund’s management fee in order to avoid a negative yield. This amount, for the year ended August 31, 2015, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended August 31, 2015, this management fee reduction amounted to $24,047, which is included in the reduction of total expenses in the Statement of Operations. For the year ended August 31, 2015 these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the year ended August 31, 2015, MFS voluntarily agreed to reduce certain other expenses in the amount of $552,939, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the year ended August 31, 2015 for the MFS U.S. Government Money Market Fund was $19,002.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2015, the fee was $254,076, which equated to 0.0681% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

14

Notes to Financial Statements – continued

which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $337,868.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2015 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,390 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended August 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $9,093 at August 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the year ended August 31, 2015, the aggregate fees paid by the fund under these agreements were $1,419 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $127, which is included in

15

Notes to Financial Statements – continued

the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of the fund’s shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2015, the fund’s commitment fee and interest expense were $1,288 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS U.S. Government Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS U.S. Government Money Market Fund (one of the series of MFS Series Trust IV) (the “Fund”) as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS U.S. Government Money Market Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2015

17

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of October 1, 2015, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 51)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director; Chief Investment Officer (until 2010)	N/A
Robin A. Stelmach (k) (age 54)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 73)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman
Steven E. Buller (age 64)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A
Robert E. Butler (age 73)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

18

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Maureen R. Goldfarb (age 60)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 74)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts, Vice Chairman (until 2010)
Michael Hegarty (age 70)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director
John P. Kavanaugh (age 60)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 59)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 58)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies, Director; Dycom Industries, Inc.
Robert W. Uek (age 74)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Christopher R. Bohane (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 47)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Kristin V. Collins (k) (age 42)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

19

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 56)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 47)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 65)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Kenneth Paek (k) (age 41)	Assistant Treasurer	February 2015	Massachusetts Financial Services Company, Vice President; Cohen & Steers, Vice President/Head of Fund Administration (until 2014)	N/A
Susan A. Pereira (k) (age 44)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 44)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

20

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 63)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Matthew A. Stowe (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Frank L. Tarantino (age 71)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Martin J. Wolin (k) (age 48)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A
James O. Yost (k) (age 55)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

21

Trustees and Officers – continued

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of October 1, 2015, the Trustees served as board members of 138 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager
Edward O’Dette

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

23

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the Trustees noted the market conditions affecting all money market funds, in particular the low interest rate environment, and MFS’ voluntary waiver of its fees to ensure that the Fund avoids a negative yield. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last

24

Board Review of Investment Advisory Agreement – continued

fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

25

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

26

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2015 income tax forms in January 2016.

27

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

28

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

29

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Mses. Maryanne L. Roepke and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Mses. Roepke and Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountant to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended August 31, 2015 and 2014, audit fees billed to each Fund by Deloitte and E&Y were as follows:

	Audit Fees
	2015	2014
Fees Billed by Deloitte
MFS Government Money Market Fund+	N/A	0
MFS Mid Cap Growth Fund	44,416	43,687
MFS U.S. Government Money Market Fund	31,171	30,663

Total	75,587	74,350

	Audit Fees
	2015	2014
Fees Billed by E&Y
MFS Global New Discovery Fund	44,145	43,420

For the fiscal years ended August 31, 2015 and 2014, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2015	2014	2015	2014	2015	2014
Fees Billed by Deloitte
To MFS Government Money Market Fund+	N/A	0	N/A	6,158	N/A	1,002
To MFS Mid Cap Growth Fund	0	0	6,601	6,491	1,358	1,170
To MFS U.S. Government Money Market Fund	0	0	3,752	3,689	1,085	1,051
Total fees billed by Deloitte To above Funds	0	0	10,353	16,338	2,443	3,223

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2015	2014	2015	2014	2015	2014
Fees Billed by Deloitte
To MFS and MFS Related Entities of MFS Government Money Market Fund* +	N/A	1,767,138	N/A	0	N/A	0
To MFS and MFS Related Entities of MFS Mid Cap Growth Fund*	968,289	1,767,138	0	0	5,000	0
To MFS and MFS Related Entities of MFS U.S. Government Money Market Fund*	968,289	1,767,138	0	0	5,000	0

	Aggregate Fees for Non-audit Services
	2015	2014
Fees Billed by Deloitte
To MFS Government Money Market Fund, MFS and MFS Related Entities#+	N/A	1,777,636
To MFS Mid Cap Growth Fund, MFS and MFS Related Entities#	981,248	1,778,137
To MFS U.S. Government Money Market Fund, MFS and MFS Related Entities#	978,126	1,775,216

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2015	2014	2015	2014	2015	2014
Fees Billed by E&Y
To MFS Global New Discovery Fund	0	0	8,521	8,371	568	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2015	2014	2015	2014	2015	2014
Fees Billed by E&Y
To MFS and MFS Related Entities of MFS Global New Discovery Fund*	825,954	0	0	0	0	0

	Aggregate Fees for Non-audit Services
	2015	2014
Fees Billed by E&Y
To MFS Global New Discovery Fund, MFS and MFS Related Entities#	1,011,043	53,371

+	MFS Government Money Market Fund was terminated as of July 23, 2014.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.